Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (91,083)		¥ (102,871)
Total Loans, net	92,298,243	[1]	87,501,975	[1]
Loans held for sale	46,634		65,162
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	68,196,981		67,552,646
Domestic, Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,451,720		11,248,033
Domestic, Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,155,926		1,280,899
Domestic, Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,035,029		11,660,798
Domestic, Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,239,688		3,417,689
Domestic, Wholesale and Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,492,234		8,443,580
Domestic, Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,511,055	[2]	3,421,419	[2]
Domestic, Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,284,585		1,249,272
Domestic, Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,390,191		8,410,092
Domestic, Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,636,553		18,420,864
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,192,345		20,052,200
Foreign, Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	554,933		516,637
Foreign, Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,722,587	[2]	3,565,502	[2]
Foreign, Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,675,995		13,116,390
Foreign, Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 3,238,830		¥ 2,853,671

[1]	The above table includes loans held for sale of ¥65,162 million and ¥46,634 million at March 31, 2011 and 2012, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.